File Nos. 33-37459 and 811-6200
As filed with the Securities and Exchange Commission on November 22, 2010

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 89	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 93	☑

SCHWAB INVESTMENTS
(Exact Name of Registrant as Specified in Charter)

211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices) (zip code)
Registrant’s Telephone Number, including Area Code:
(800) 648-5300
Randall W. Merk
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Douglas P. Dick, Esq.	John M. Loder, Esq.	Koji E. Felton, Esq.
Dechert LLP	Ropes & Gray, LLP	Charles Schwab Investment
1775 I Street, NW	One International Place	Management, Inc.
Washington, DC 20006-2401	Boston, MA 02110-2624	211 Main Street
San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☑	On December 10, 2010, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date), pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 89 to the Registration Statement of Schwab Investments (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on September 24, 2010 (Accession Number: 0000950123-10-088854 (referred to herein as “PEA No. 88”).
The Registrant’s Prospectuses for the Schwab Bond Funds and Schwab Tax-Free Bond Funds is hereby incorporated by reference to Part A of PEA No. 88.
The Registrant’s Statement of Additional Information for the Schwab Bond Funds and Schwab Tax-Free Bond Funds is hereby incorporated by reference to Part B of PEA No. 88.

PART C
OTHER INFORMATION
SCHWAB INVESTMENTS
Item 28. Exhibits.

(a) Articles of Incorporation	(i) Agreement and Declaration of Trust, dated October 25, 1990 is incorporated herein by reference to Exhibit 1, File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on December 31, 1997 (hereinafter referred to as “PEA No. 22”).

(ii) Amendment to the Agreement and Declaration of Trust, dated August 29, 2006, is incorporated herein by reference to Exhibit (a)(ii), File No. 811-6200, of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on September 14, 2006 (hereinafter referred to as “PEA No. 65”).

(b) By-Laws	Amended and Restated Bylaws, dated November 16, 2004 are incorporated herein by reference to Exhibit (b), File No. 811-6200, of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on February 25, 2005 (hereinafter referred to as “PEA No. 56”).

(c) Instruments Defining Rights of Security Holders	(i) Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and Article IX, Sections 1, 5 and 7 of (a) the Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 1 of PEA No. 22, and (b) the Amendment to the Agreement and Declaration of Trust, dated August 29, 2006, which is incorporated herein by reference to Exhibit (a)(ii) of PEA No. 65.

(ii) Article 9 and Article 11 of the Amended and Restated By-Laws, which are incorporated herein by reference to Exhibit (b) of PEA No. 56.

(d) Investment Advisory Contracts	(i) Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”) dated June 15, 1994 is incorporated herein by reference to Exhibit 5(a) of PEA No. 22.

(ii) Amendment dated June 5, 2007 to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser dated June 15, 1994 is incorporated herein by reference to Exhibit (d)(ii), File No. 811-6200, of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on November 14, 2007.

(iii) Amended Schedules A and D dated July 1, 2009 to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994 are incorporated by reference to Exhibit (d)(iii), File No. 811-6200, of Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on November 13, 2009 (hereinafter referred to as “PEA No. 81”).

(iv) Expense Limitation Agreement dated May 2, 2007, as amended July 1, 2009 between the Investment Adviser, Charles Schwab & Co. Inc. (“Schwab”), and the Registrant, on behalf of the Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, Schwab Tax-Free YieldPlus Fund, Schwab California Tax-Free YieldPlus Fund, Schwab YieldPlus Fund, Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund, Schwab Inflation Protected Fund, Schwab Premier Income Fund, Schwab Global Real Estate Fund and Schwab 1000 Index Fund, is incorporated herein by reference to Exhibit (d)(iv) of PEA No. 81.

(e) Underwriting Contracts	Amended and Restated Distribution Agreement between Registrant and Schwab dated July 1, 2009 is incorporated herein by reference to Exhibit (e) of PEA No. 81.

(f) Bonus or Profit Sharing Contracts	Inapplicable.

(g) Custodian Agreements	(i) Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(xv), File No. 811-6200, of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on November 14, 2005 (hereinafter referred to as “PEA No. 60”).

(ii) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated April 1, 2007 is incorporated herein by reference to Exhibit (g)(ii), File No. 811-6200, of Post Effective Amendment No. 87 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on June 23, 2010.

(h) Other Material Contracts	(i) Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. dated July 1, 2009 is incorporated herein by reference to Exhibit (h)(i) of PEA No. 81.

(ii) Shareholder Servicing Plan dated July 1, 2009 is incorporated herein by reference to Exhibit (h)(ii) of PEA No. 81.

(iii) Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(xvi) of PEA No. 60.

(i) Legal Opinion	Opinion and Consent of Counsel to be filed by amendment.

(j) Other Opinions	(i) Consent of PricewaterhouseCoopers LLP to be filed by amendment.

(ii) Power of Attorney executed by Mariann Byerwalter, September 13, 2010, is incorporated herein by reference to

Exhibit (j)(ii), File No. 811-6200, of Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on September 24, 2010 (hereinafter referred to as “PEA No. 88”).

(iii) Power of Attorney executed by William A. Hasler, September 13, 2010, is incorporated herein by reference to Exhibit (j)(iii) of PEA No. 88.

(iv) Power of Attorney executed by Gerald B. Smith, September 13, 2010, is incorporated herein by reference to Exhibit (j)(iv) of PEA No. 88.

(v) Power of Attorney executed by Charles R. Schwab, September 15, 2010, is incorporated herein by reference to Exhibit (j)(v) of PEA No. 88.

(vi) Power of Attorney executed by Donald R. Stephens, September 13, 2010, is incorporated herein to Exhibit (j)(vi) of PEA No. 88.

(vii) Power of Attorney executed by Michael W. Wilsey, September 13, 2010, is incorporated herein by reference to Exhibit (j)(vii) of PEA No. 88.

(viii) Power of Attorney executed by Randall W. Merk, September 13, 2010, is incorporated herein by reference to Exhibit (j)(viii) of PEA No. 88.

(ix) Power of Attorney executed by George Pereira, September 13, 2010, is incorporated herein by reference to Exhibit (j)(ix) of PEA No. 88.

(x) Power of Attorney executed by Walter W. Bettinger, II, September 13, 2010, is incorporated herein by reference to Exhibit (j)(x) of PEA No. 88.

(xi) Power of Attorney executed by Joseph Wender, September 13, 2010, is incorporated herein by reference to Exhibit (j)(xi) of PEA No. 88.

(xii) Power of Attorney executed by John F. Cogan, September 13, 2010, is incorporated herein by reference to Exhibit (j)(xii) of PEA No. 88.

(k) Omitted Financial Statements	Inapplicable.

(l) Initial Capital Agreement	(i) Purchase Agreement between Registrant and Schwab relating to shares of the Schwab 1000 Index Fund is incorporated herein by reference to Exhibit (l)(i), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on July 21, 1999 (hereinafter referred to as “PEA No. 29”).

(ii) Purchase Agreement between Registrant and Schwab relating to shares of the Schwab Short-Term Bond Market Fund is incorporated herein by reference to Exhibit (l)(ii) of PEA No. 29.

(iii) Purchase Agreement between Registrant and Schwab relating to shares of the Schwab California Tax-Free Bond Fund is incorporated herein by reference to Exhibit (l)(iii) of PEA No. 29.

(iv) Purchase Agreement between Registrant and Schwab relating to shares of the Schwab Tax-Free Bond Fund is incorporated herein by reference to Exhibit (l)(iv) of PEA No 29.

(v) Purchase Agreement between Registrant and Schwab relating to shares of the Schwab Total Bond Market Fund is incorporated herein by reference to Exhibit 13 of PEA No. 22.

(vi) Purchase Agreement between Registrant and Schwab relating to shares of the Schwab YieldPlus Fund® is incorporated herein by reference to Exhibit (l)(vi) of PEA No. 29.

(vii) Purchase Agreement between Registrant and Schwab relating to the purchase of one share of each class of the Schwab GNMA Fund is incorporated herein by reference to Exhibit (l)(vii), File No. 811-6200, of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on January 24, 2003.

(viii) Purchase Agreement between Registrant and Schwab relating to the purchase of one share of each class of the Schwab California Tax-Free YieldPlus FundTM and the Schwab Tax-Free YieldPlus FundTM is incorporated herein by reference to Exhibit (l)(viii), File No. 811-6200, of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on November 12, 2004.

(ix) Purchase Agreement between Registrant and Schwab relating to the purchase of one share of each class of the Schwab Inflation Protected Fund is incorporated herein by reference to Exhibit (l)(ix), File No. 811-6200, of Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on January 23, 2006.

(x) Purchase Agreement between Registrant and Schwab relating to the purchase of one share of the Schwab Premier Income Fund Investor Shares, two shares of the Schwab Premier Income Fund Select Shares and three shares of Schwab Premier Income Fund Institutional Shares is incorporated herein by reference to Exhibit (l)(x), File No. 811-6200, of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on September 19, 2007.

(xi) Purchase Agreement between Registrant and Schwab relating to the purchase of two shares of the Schwab Global Real Estate Fund Investor Shares and one share of the Schwab Global Real Estate Fund Select Shares is incorporated herein by reference to Exhibit (l)(xi), File No. 811-6200, of Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A, electronically filed with the SEC on June 27, 2008.

(m) Rule 12b-1 Plan	Inapplicable.

(n) Rule 18f-3 Plan	Inapplicable.

(o) (Reserved)

(p) Code of Ethics	Code of Ethics adopted by Registrant, the Investment Adviser and Schwab dated July 1, 2010, is incorporated herein by reference to Exhibit (p) of PEA No. 88.

Item 29. Persons Controlled by or Under Common Control with the Registrant.
The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Schwab Strategic Trust is a Delaware statutory trust registered under the 1940 Act. Each is advised by the Investment Adviser and The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios employ Schwab as principal underwriter. As a result, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Strategic Trust may each be deemed to be under common control with Registrant. The Investment Adviser and Schwab are both wholly owned subsidiaries of The Charles Schwab Corporation. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Adviser and Schwab.
Item 30. Indemnification.
Article VIII of Registrant’s Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Manager
Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust, each an open-end management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Strategic Trust, investment adviser of Laudus Trust and Laudus Institutional Trust and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position
with Adviser	Name of Other Company	Capacity

Charles R. Schwab, Chairman	Charles Schwab & Co., Inc.	Chairman and Director

	The Charles Schwab Bank, N.A.	Chairman, Director

	The Charles Schwab Corporation	Chairman

	Schwab Holdings, Inc.	Chief Executive Officer

	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer

	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer

	Charles Schwab Holdings (UK)	Chairman

	United States Trust Company of New York	Chairman, Director

	All Kinds of Minds	Director

	Charles and Helen Schwab Foundation	Director

	Stanford University	Trustee

Randall W. Merk	Charles Schwab & Co., Inc.	Executive Vice President
Director, President and Chief
Executive Officer

Name and Position
with Adviser	Name of Other Company	Capacity

	Schwab Funds	President and Chief Executive Officer

	Laudus Funds	President and Chief Executive Officer

	Schwab ETFs	President and Chief Executive Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director

Koji E. Felton,	Charles Schwab & Co., Inc.	Senior Vice President,
Senior Vice President, Chief		Deputy General Counsel
Counsel and Corporate Secretary

	Schwab Funds	Secretary and Chief Legal Officer

	Laudus Funds	Vice President and Assistant Clerk

	Schwab ETFs	Secretary and Chief Legal Officer

Michael Hogan,	Schwab Funds	Chief Compliance Officer
Chief Compliance Officer

	Schwab ETFs	Chief Compliance Officer

	Laudus Funds	Chief Compliance Officer

	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer

George Pereira,	Schwab Funds	Treasurer and Principal
Senior Vice President and		Financial Officer
Chief Financial Officer

	Schwab ETFs	Treasurer and Principal Financial Officer

	Laudus Funds	Treasurer and Chief Financial Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director

Item 32. Principal Underwriters.
     (a) Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios and may act as such for any other investment company which Schwab may sponsor in the future.
     (b) Information with respect to Schwab’s directors and officers is as follows:

Position and Offices
with
Name	Position and Offices with the Underwriter	the Registrant
Charles R. Schwab	Chairman	Chairman and Trustee

Walter Bettinger II	President and Chief Executive Officer	Trustee

Jay Allen	Executive Vice President, Human Resources	None

Benjamin Brigeman	Executive Vice President, Investor Services	None

John Clendening	Executive Vice President, Shared Strategic Services	None

Carrie Dwyer	Executive Vice President, Corporate Oversight	None

Lisa Hunt	Executive Vice President, Schwab Investor Development	None

Jan Hier-King	Executive Vice President, Shared Support Services	None

Joseph Martinetto	Executive Vice President and Chief Financial Officer	None

James McCool	Executive Vice President, Institutional Services	None

Randall W. Merk	Executive Vice President, Investment Management Services	President and Chief Executive Officer

The principal business address of all directors and officers of Schwab is 211 Main Street, San Francisco, California 94105.
     (c) None.
Item 33. Location of Accounts and Records.
     All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator, Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; Registrant’s principal underwriter, Charles Schwab & Co., Inc., 211 Main Street, San Francisco, California 94105; Registrant’s custodian for the Schwab Global Real Estate Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant’s custodian for the balance of the Registrant’s funds, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111; and Registrant’s transfer agent, Boston Financial Data Services, Inc., Two Heritage Drive, Quincy Massachusetts, 02171 .
Item 34. Management Services.
     Not applicable.
Item 35. Undertakings.
     Not applicable.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 89 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 22nd day of November, 2010.

SCHWAB INVESTMENTS Registrant
Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

          Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 22nd day of November, 2010.

Signature	Title

Charles R. Schwab*	Chairman and Trustee

Charles R. Schwab

Walter W. Bettinger, II*	Trustee

Walter W. Bettinger, II

Mariann Byerwalter*	Trustee

Mariann Byerwalter

John F. Cogan*	Trustee

John F. Cogan

William A. Hasler*	Trustee

William A. Hasler

Gerald B. Smith*	Trustee

Gerald B. Smith

Donald R. Stephens*	Trustee

Donald R. Stephens

Joseph H. Wender*	Trustee

Joseph H. Wender

Michael W. Wilsey*	Trustee

Michael W. Wilsey

Randall W. Merk*	President and Chief Executive Officer

Randall W. Merk

George Pereira*	Treasurer and Principal Financial Officer

George Pereira

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney